NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2022

TO THE PROSPECTUS DATED DECEMBER 1, 2021

The reorganization of Nuveen International Growth Fund into TIAA-CREF International Opportunities Fund is complete. Any references to Nuveen International Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-IGFP2-1022P

NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2021

The reorganization of Nuveen International Growth Fund into TIAA-CREF International Opportunities Fund is complete. Any references to Nuveen International Growth Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-1022P